Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accrued payroll	63,374,911	2,833,635	434,274
Tax payables	334,442,889	184,595,913	28,290,561
Payable to suppliers	27,252,968	14,964,018	2,293,336
Payable to external service providers	61,658,863	35,405,505	5,426,132
Payable to funding partner	74,271,550	26,805,023	4,108,050
Others	157,264,521	72,186,000	11,062,989

	718,265,702	336,790,094	51,615,342